Cover	Jul. 20, 2021
Cover [Abstract]
Entity Registrant Name	Toga Limited
Entity Central Index Key	0001378125
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 20, 2021
Entity File Number	001-39052
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0568153
Entity Address Address Line 1	515 S. Flower Street
Entity Address Address Line 2	18th Floor
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90071
City Area Code	949
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	333-1603